Statement of Financial Position - Parenthetical (KRW)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Par Value	100	100
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	36,594,156	35,094,156
Common Stock, Shares Outstanding	36,594,156	35,094,156